FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Composition of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Federal funds purchased	$ 0	$ 0
FHLB advances	472	482
Line of credit	10	810
Subordinated notes payable	39,000	39,000
Junior subordinated notes	10,315	10,315
Total borrowed funds	49,797	50,607
Federal funds purchased, weighted average balance	148	252
FHLB advances, weighted average balance	2,520	656
Line of credit, weighted average balance	2,223	2,236
Subordinated notes payable, weighted average balance	39,000	39,000
Junior subordinated notes, weighted average balance	10,315	10,315
Total borrowed funds, weighted average balance	54,206	52,459
Short-term and long-term borrowings:
Short-term borrowings	482	810
Long-term borrowings	49,315	49,797
Total borrowed funds	$ 49,797	$ 50,607
Weighted average rate:
Federal funds purchased	0.81%	0.90%
FHLB advances	1.32%	5.83%
Line of credit	4.04%	4.06%
Subordinated notes payable	6.99%	6.12%
Junior subordinated notes	10.79%	10.78%
Total borrowings	7.33%	6.94%